Digital assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) bitcoin	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Digital Assets [Abstract]
Digital assets impairment losses	$ 67,375	$ 0	$ 0
Losses on disposals of digital assets	$ 6,102	0	0
Number of Bitcoin restricted from sale | bitcoin	1,617
Digital assets, pledged as collateral for convertible debt	$ 141,505	0	0
Digital assets, unrestricted	$ 45,686		0
Number of Bitcoin, unrestricted | bitcoin	522
Digital assets, pledged as collateral for convertible debt	$ 187,191	$ 0	$ 0	$ 0
Decrease In The Market Price, Bitcoin	10.00%
Losses on digital assets, market price	$ 18,700